Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Accounts Payable, Accrued Liabilities and Other Liabilities Disclosure

Accrued expenses and other liabilities include the amounts set forth below.

	As of March 31,
	2010		2011		2011
	(In millions)
Bills payable	Rs.	59,257.4	Rs.	56,361.5	US$	1,265.5
Remittances in transit		37,257.8		21,054.9		472.7
Accrued expenses		12,477.9		16,266.8		365.2
New account deposits		4,736.8		5,435.5		122.0
Accounts payable		43,631.0		44,626.7		1,001.9
Derivatives		75,326.1		74,401.8		1,670.4
Others		10,995.3		14,410.4		323.6

Total	Rs.	243,682.3	Rs.	232,557.6	US$	5,221.3